Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenue Table
The following tables contain the Company’s total revenue for the years ended December 31, 2020, 2019 and 2018, by contract type, by segment and by business line within segments.

	Year Ended December 31, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	543,408	—	127,598	—	17,152	—	688,158
Voyage charters	38,687	—	741,804	—	—	—	780,491
FPSO contracts	—	—	—	108,952	—	—	108,952
Management fees and other	9,008	—	17,032	—	212,031	—	238,071
	591,103	—	886,434	108,952	229,183	—	1,815,672

	Year Ended December 31, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	533,294	6,742	17,495	—	33,961	(11,562)	579,930
Voyage charters	36,351	—	881,603	—	—	—	917,954
Bareboat charters	18,387	—	—	—	—	—	18,387
FPSO contracts	—	—	—	210,816	—	—	210,816
Management fees and other	6,482	—	44,819	—	169,029	(2,026)	218,304
	594,514	6,742	943,917	210,816	202,990	(13,588)	1,945,391

	Year Ended December 31, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	420,262	17,405	59,976	—	33,737	(9,418)	521,962
Voyage charters	23,922	14,591	671,928	—	—	—	710,441
Bareboat charters	23,820	—	—	—	—	729	24,549
FPSO contracts	—	—	—	261,736	—	—	261,736
Management fees and other	10,435	327	44,589	—	156,186	(1,737)	209,800
	478,439	32,323	776,493	261,736	189,923	(10,426)	1,728,488

Direct Financing Lease, Lease Income
The following table lists the components of the net investments in direct financing leases and sales-type leases:

	December 31, 2020	December 31, 2019
	$	$
Total minimum lease payments to be received	780,360	1,115,968
Estimated unguaranteed residual value of leased properties	292,277	284,277
Initial direct costs and other	264	296
Less unearned revenue	(513,182)	(581,732)
Total net investments in direct financing and sales-type leases	559,719	818,809
Less credit loss provision	(31,078)	—
Total net investments in direct financing and sales-type leases, net	528,641	818,809
Less current portion	(14,826)	(273,986)
Net investments in direct financing and sales-type leases, net	513,815	544,823

Breakdown of lease revenue and non-lease revenue
The following table contains the Company's total revenue by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	1,450,742	1,554,883	1,322,259
Interest income on lease receivables	51,378	51,676	41,963
Variable lease payments – cost reimbursements (1)	49,099	50,024	39,233
Variable lease payments – other (2)	5,218	48,813	96,679
	1,556,437	1,705,396	1,500,134
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	21,164	21,691	18,554
Management fees and other income	238,071	218,304	209,800
	259,235	239,995	228,354
Total	1,815,672	1,945,391	1,728,488
(1)Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.
(2)Compensation from time charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil, and other monthly or annual operational performance measures.